TRADE ACCOUNTS RECEIVABLE, NET	12 Months Ended
Jun. 30, 2022
TRADE ACCOUNTS RECEIVABLE, NET
TRADE ACCOUNTS RECEIVABLE, NET

NOTE 4. TRADE ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	June 30,	June 30,	June 30,
	2021	2022	2022
Third Parties	RMB	RMB	U.S. Dollars
Trade accounts receivable	¥31,669,331	¥27,206,752	$4,062,089
Allowance for credit losses	(4,982,443)	(4,628,772)	(691,095)
Total third-parties, net	¥26,686,888	¥22,577,980	$3,370,994

	June 30,	June 30,	June 30,
	2021	2022	2022
Third Parties- long-term	RMB	RMB	U.S. Dollars
Trade accounts receivable	¥4,332,984	¥4,983,698	$744,089
Allowance for credit losses	(4,332,984)	(4,983,698)	(744,089)
Total third-parties, net	¥—	¥—	$—

Provision for credit losses of accounts receivable due from third parties was ¥2,204,170, ¥3,730,606 and ¥153,329 ($22,893) for the years ended June 30, 2020, 2021 and 2022, respectively.

The decrease in allowance for credit losses of accounts receivable due from third parties was mainly resulted by the management’s efforts in collection receivables from our customers, and as the date of this report, approximately 68.2%, or ¥15.4 million ($2.3 million) of net outstanding balance as of June 30, 2022 has been collected as of the date of the report.

Provision for credit losses made for accounts receivable due from related-party was ¥340,992 for the year ended June 30, 2020, while net recovery of provision for credit losses made for accounts receivable due from related-party was ¥340,992 for the year ended June 30, 2021. No provision made for credit losses of accounts receivable due from related party for the year ended June 30, 2022.

Movement of allowance for doubtful accounts is as follows:

	June 30,	June 30,	June 30,
	2021	2022	2022
	RMB	RMB	U.S. Dollars
Beginning balance	¥5,849,504	¥9,315,427	$1,390,834
Charge to credit losses	3,730,606	153,329	22,893
Less: write-off	(254,853)	—	—
Foreign currency translation adjustments	(9,830)	143,714	21,457
Ending balance	¥9,315,427	¥9,612,470	$1,435,184